Average Annual Total Returns - Class D Shares - Janus Henderson International Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI EAFE® Value Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	(0.42%)	4.54%	4.18%	Apr. 01, 2013	(0.66%)	3.64%	3.32%	Apr. 01, 2013	0.23%	[1]	3.57%	[1]	3.28%	[1]	Apr. 01, 2013	[1]	7.82%	7.45%	6.12%	(2.63%)	4.20%	3.53%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.